T. ROWE PRICE Retirement Blend 2020 Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
BOND FUNDS 45.6%
T. Rowe Price Funds:
QM U.S. Bond Index Fund  42,401 9,504 2,387 5,193,249 50,219
U.S. Limited Duration TIPS Index
Fund  34,898 8,752 1,992 4,455,876 42,375
International Bond Fund (USD
Hedged)  16,633 3,375 918 2,232,758 19,090
Dynamic Global Bond Fund  10,105 1,799 582 1,456,670 11,333
Emerging Markets Bond Fund  8,380 1,505 449 1,029,645 9,792
U.S. Treasury Long-Term Index
Fund  8,431 1,446 551 1,330,742 9,408
High Yield Fund  7,468 1,338 397 1,418,879 8,527
Dynamic Credit Fund  3,859 758 227 499,156 4,448
Floating Rate Fund  2,513 457 135 306,781 2,841
Total Bond Funds (Cost $155,190) 158,033
EQUITY FUNDS 51.1%
T. Rowe Price Funds:
Equity Index 500 Fund  39,337 7,315 3,568 275,062 46,807
International Equity Index Fund  20,375 3,188 1,415 1,197,151 23,141
Hedged Equity Fund  15,410 2,420 1,046 1,329,223 17,812
Value Fund  14,564 2,284 772 345,451 16,917
Growth Stock Fund  13,504 2,137 1,224 134,300 15,843
Real Assets Fund  10,213 1,634 542 753,882 12,303
International Value Equity Fund  7,896 1,216 647 408,208 9,091
Mid-Cap Index Fund  4,874 752 270 254,590 5,917
International Stock Fund  4,874 753 300 245,184 5,446
Emerging Markets Discovery Stock
Fund  4,120 656 361 295,295 4,878
Emerging Markets Stock Fund  3,554 644 193 111,586 4,375
Small-Cap Index Fund  3,543 541 391 252,385 4,230
Mid-Cap Growth Fund  2,629 404 143 29,441 3,069
Small-Cap Value Fund  2,217 326 112 48,346 2,689
Mid-Cap Value Fund  2,245 344 124 80,078 2,667
New Horizons Fund (2) 1,523 231 233 29,222 1,670
Total Equity Funds (Cost $143,519) 176,855
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  — 525 501 253 25
Total Other Mutual Funds (Cost $24) 25

T. ROWE PRICE Retirement Blend 2020 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.3%
Money Market Funds  3.3%
T. Rowe Price U.S. Treasury
Money Fund, 4.35% (3) 12,555 3,655 4,832 11,377,775 11,378
Total Short-Term Investments (Cost $11,378) 11,378
Total Investments in Securities 100.0%
(Cost $310,111) $ 346,291
Other Assets Less Liabilities (0.0)% (103)
Net Assets 100.0% $ 346,188
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Blend 2020 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (1) $ 58 $ 82
Dynamic Global Bond Fund  (36) 11 155
Emerging Markets Bond Fund  — 356 156
Emerging Markets Discovery Stock Fund  8 463 —
Emerging Markets Stock Fund  5 370 —
Equity Index 500 Fund  44 3,723 132
Floating Rate Fund  — 6 52
Growth Stock Fund  15 1,426 —
Hedged Equity Fund  (1) 1,028 —
High Yield Fund  (1) 118 147
International Bond Fund (USD Hedged)  (2) — 190
International Equity Index Fund  6 993 —
International Stock Fund  1 119 —
International Value Equity Fund  8 626 —
Mid-Cap Growth Fund  (10) 179 —
Mid-Cap Index Fund  4 561 —
Mid-Cap Value Fund  (10) 202 —
New Horizons Fund  (17) 149 —
QM U.S. Bond Index Fund  (34) 701 514
Real Assets Fund  2 998 —
Small-Cap Index Fund  (10) 537 —
Small-Cap Value Fund  (3) 258 —
Transition Fund  (1) 1 —
U.S. Limited Duration TIPS Index Fund  (6) 717 180
U.S. Treasury Long-Term Index Fund  (24) 82 95
Value Fund  (13) 841 —
U.S. Treasury Money Fund, 4.35% — — 140
Totals $ (76)# $ 14,523 $ 1,843+

T. ROWE PRICE Retirement Blend 2020 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,843 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2020 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement Blend 2020
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Blend 2020 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1344-054Q1 08/25